LONG-TERM DEBT, NET - Schedule of Interest Expense, Exchangeable Notes (Details) - Senior Notes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
2022 Exchangeable Notes
Long-term Debt
Contractual interest expense	$ 4,528	$ 4,528	$ 4,528
Amortization of debt issuance costs	3,646	3,578	3,509
Total interest expense recognized	8,174	8,106	$ 8,037
2026 Exchangeable Notes
Long-term Debt
Contractual interest expense	5,031	2,963
Amortization of debt issuance costs	1,533	897
Total interest expense recognized	6,564	3,860
2030 Exchangeable Notes
Long-term Debt
Contractual interest expense	11,500	6,772
Amortization of debt issuance costs	950	550
Total interest expense recognized	$ 12,450	$ 7,322